BALANCE SHEET COMPONENTS - Schedule of Fair Value of Investments in Corporate, US Government, and Municipal Debt Securities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Balance Sheet Related Disclosures [Abstract]
Due in one year or less, amortized cost	$ 24,885
Due after one year through five years, amortized cost	7,463
Due after five years, amortized cost	0
Total amortized cost	32,348
Due in one year or less, estimated fair value	24,880
Due after one year through five years, estimated fair value	7,459
Due after five years, estimated fair value	0
Total estimated fair value	$ 32,339